Summary of Groups Net Revenues and Long Lived Assets in Different Geographic Locations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 444,195	[1]	$ 381,144	[1]	$ 283,417	[1]
Long-lived assets	244,426	[2]	119,196	[2]	99,564	[2]
China (Mainland, Hong Kong and Taiwan)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	315,309	[1]	243,969	[1]	165,525	[1]
Long-lived assets	225,514	[2]	98,638	[2]	80,388	[2]
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	84,317	[1]	86,367	[1]	71,371	[1]
Long-lived assets	16,014	[2]	17,422	[2]	18,985	[2]
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	21,182	[1]	23,315	[1]	24,328	[1]
Long-lived assets	176	[2]	159	[2]	191	[2]
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	19,821	[1]	25,048	[1]	21,370	[1]
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,566	[1]	2,445	[1]	823	[1]
Long-lived assets	$ 2,722	[2]	$ 2,977	[2]

[1]	Net revenues are presented by headquarters location of the Group's clients.
[2]	Long-lived assets are presented by the operating location of the subsidiaries of the Group.